Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2013
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001005020
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 16, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jun. 16, 2014
Prospectus Date	rr_ProspectusDate	Jan. 28, 2014
Virtus Herzfeld Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vot_SupplementTextBlock

Virtus Herzfeld Fund,

a series of Virtus Opportunities Trust

Supplement dated June 16, 2014 to the

Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus,

each dated January 28, 2014, as supplemented and revised

Important Notice to Investors

The following disclosure hereby corrects and replaces the last sentence of the paragraph under “Portfolio Turnover” in the fund’s summary prospectus and in the summary section of the statutory prospectus: “During the most recent fiscal year, the fund’s portfolio turnover rate was 22% of the average value of its portfolio.”

Investors should retain this supplement with the Prospectuses for future reference.

Virtus Herzfeld Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VHFAX
Virtus Herzfeld Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VHFCX
Virtus Herzfeld Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VHFIX